UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: JUNE 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund LLC

Schedule of Investments

June 30, 2015
(unaudited)

		Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investment Name	Cost

Investments in Portfolio Funds:(2)
United States:
Multi-Strategy: (3)
Absolute Return Capital Partners, L.P.	$21,226,792	$18,159,638	4.7%	Monthly	15 days
AG Super Fund, L.P.(4)	12,308,154	16,385,121	4.2	Annually (5)	60 days
BlueTrend Fund, L.P., Class A	14,500,000	15,337,771	3.9	Monthly	60 days
Brevan Howard Argentina Fund Limited	9,000,000	8,407,625	2.2	Monthly	90 days
Canyon Balanced Fund, L.P.	19,642,801	20,235,795	5.2	Quarterly (6)	90 days
Caxton Global Investments Limited, Class T	18,800,000	18,990,710	4.9	Quarterly	45 days
Claren Road Credit Partners, L.P.(14)	17,914,370	16,631,591	4.3	Quarterly (5)	45 days
CVI Global Value Fund A, L.P., Class H(4)	861,849	2,363,910	0.6	Quarterly (7)	120 days
Elliott International Limited	25,928,845	26,505,690	6.8	Semi-Annually (7)	60 days
Eton Park Fund, L.P., Class B(4)	19,239,310	24,973,524	6.4	Quarterly (5)	65 days
Eton Park Overseas Fund, Ltd.(4)	953,910	1,189,430	0.3	Quarterly (5)	65 days
Farallon Capital Partners, L.P.(4)	18,060,570	22,510,000	5.8	Annually (5)	45 days
Fir Tree Capital Opportunity Fund, L.P.	17,850,400	22,665,556	5.8	Annually (5)	90 days
Governors Lane Onshore Fund L.P.	6,000,000	6,099,946	1.6	Quarterly (5)	65 days
Graham Global Investment Fund II SPC, Ltd.	24,551,910	25,953,285	6.7	Weekly	3 days
GSO Special Situations Fund, L.P.	239,596	362,485	0.1	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	13,497,263	18,016,560	4.6	Quarterly	90 days
Highfields Capital, Ltd.(4)	13,961,492	14,835,700	3.8	Annually (7)(8)	60 days
Highfields Capital II, L.P.(4)	149,426	150,129	0.0	Annually (7)	60 days
Indaba Capital Partners (Cayman), LP	7,000,000	7,003,536	1.8	Quarterly	90 days
Kepos Alpha Fund, L.P., Class A	18,550,000	17,568,494	4.5	Quarterly (9)	65 days
LibreMax SL Fund, L.P.	11,500,000	12,720,633	3.3	Not Permitted	N/A
MKP Opportunity Partners, L.P.	13,500,000	14,327,931	3.7	Monthly	60 days
OZ Asia Domestic Partners, L.P.	17,250,000	21,400,753	5.5	Quarterly (10)	30 days
Rimrock High Income PLUS (QP) Fund, L.P.	20,000,000	21,342,903	5.5	Quarterly (7)	120 days
Stark Investments, L.P. (4)(11)	14,122	3,661	0.0	Quarterly	N/A
Stark Investments, L.P., Class A (4)(12)	174,412	157,603	0.0	Quarterly	N/A
Stark Investments, L.P., Class B (4)	11,324	20,415	0.0	Quarterly	N/A
Strategic Value Restructuring Fund, L.P., Class C	17,999,612	20,216,366	5.2	Annually (5)	95 days
Taconic Opportunity Fund, L.P.	19,423,630	22,020,571	5.7	Quarterly	60 days
Total investments in Portfolio Funds	$380,109,788	$416,557,332	107.1%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

			Percentage of Members’ Capital
		Fair Value
Investment Name	Cost

Short-term investments:
United States:
Money market fund:
Federated Prime Obligations Fund #10, 0.07% (13)	$8,225,675	$8,225,675	2.1%
Total investments in Portfolio Funds
and short-term investments	$388,335,463	$424,783,007	109.2%

Liabilities less other assets		(35,980,790)	(9.2)%

Members’ capital		$388,802,217	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(2)	Non-income producing.
(3)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage and other event-driven strategies.
(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.
(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50% and 100% of the total investment becoming eligible for redemption each successive quarter.
(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.
(8)	In addition to annual withdrawals, semi-annual withdrawals are also permitted from this Portfolio Fund at a limited amount of 25% of the net asset value held by a shareholder.
(9)	In addition to quarterly withdrawals, monthly withdrawals are also permitted from this Portfolio Fund at a limited amount of 33% of the net asset value held by a shareholder subject to a 0.20% redemption fee on the proceeds.
(10)	Withdrawals from this Portfolio Fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.
(11)	Does not include holdback at cost of $555,498, included in receivable for Portfolio Funds sold in the Statement of Assets, Liabilities and Members' Capital.
(12)	Does not include holdback at cost of $1,459, included in receivable for Portfolio Funds sold in the Statement of Assets, Liabilities and Members' Capital.
(13)	The rate shown is the annualized 7-day yield as of June 30, 2015.
(14)	The entire amount of this Portfolio Fund in the amount of $16,631,591 is held as a collateral for the line of credit outstanding as of June 30, 2015.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

 See accompanying notes.

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•
Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.  This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820.  Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy.  The Company elected to early adopt and retroactively apply ASU 2015-07.  As a result of adopting ASU 2015-07, investments in Portfolio Funds with a fair value of $416,557,332 are excluded from the fair value hierarchy as of June 30, 2015.

The following table represents the investments carried at fair value by level within the valuation hierarchy as of June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investments	$8,225,675	$-	$-	$8,225,675
Total	$8,225,675	$-	$-	$8,225,675

The Schedule of Investments categorizes the aggregate fair value of the Company's investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1, 2 or 3 for the quarter ended June 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	August 31, 2015

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	August 31, 2015

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	August 31, 2015

* Print the name and title of each signing officer under his or her signature.